Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 14,349,589	₩ 14,118,521
Due from financial institutions
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 72,016	₩ 90,083
Valuation techniques	MonteCarlo Simulation, Hull and White Model	MonteCarlo Simulation
Relationship Of Volatility Of The Underlying Asset	The higher the volatility of underlying asset, the higher the fair value fluctuation	The higher the volatility of underlying asset, the higher the fair value fluctuation
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Due from financial institutions | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	14.30%	19.40%
Due from financial institutions | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	39.66%	36.76%
Correlation Coefficient Unobservable Inputs Assets	3.36%	12.27%
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 11,555,588	₩ 10,518,113
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Income Approach, Market Value Approach, and others
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value	The higher the recovery rate, the higher the fair value
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Volatility of real estate price	The higher the sale price of real estate, the higher the fair value	The higher the sale price of real estate, the higher the fair value
Relationship Of Volatility Of the Stock Price	The higher the stock price, the higher the fair value
Debt securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	13.87%	8.00%
Discount Rate Unobservable Inputs Assets	0.60%	0.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	60.35%	61.12%
Volatility Of The Stock Price Unobservable Inputs Assets	18.87%
Volatility of real estate price Unobservable Inputs Assets	1.00%
Debt securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	2.00%	2.00%
Volatility Unobservable Inputs Assets	58.39%	179.75%
Discount Rate Unobservable Inputs Assets	21.37%	21.37%
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	100.00%	100.00%
Liquidation Value Unobservable Inputs Assets		0.00%
Volatility Of The Stock Price Unobservable Inputs Assets	19.48%
Volatility of real estate price Unobservable Inputs Assets	1.00%	0.00%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 969,513	₩ 581,810
Valuation techniques	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Liquidation Value		The higher the liquidation value, the higher the fair value
Relationship Of Volatility Of the Stock Price	The higher the stock price, the higher the fair value
Equity securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.50%	0.00%
Discount Rate Unobservable Inputs Assets	8.80%	0.60%
Liquidation Value Unobservable Inputs Assets	1.00%
Volatility Of The Stock Price Unobservable Inputs Assets	23.36%
Equity securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	2.00%	1.10%
Discount Rate Unobservable Inputs Assets	24.60%	18.67%
Liquidation Value Unobservable Inputs Assets	1.00%	0.00%
Volatility Of The Stock Price Unobservable Inputs Assets	25.49%
Loans measured at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 93,930	₩ 38,756
Valuation techniques	DCF Model	Binomial Model, DCF Model
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Volatility Of the Stock Price		The higher the volatility, the higher the fair value fluctuation
Loans measured at fair value through profit or loss | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate Unobservable Inputs Assets	8.21%	7.86%
Volatility Of The Stock Price Unobservable Inputs Assets		0.00%
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 184,165	₩ 382,337
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price	The higher the stock price, the higher the fair value
Stock and index | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	15.07%	20.00%
Correlation Coefficient Unobservable Inputs Assets	60.35%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		61.12%
Volatility Of The Stock Price Unobservable Inputs Assets	10.00%
Stock and index | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	80.58%	72.00%
Correlation Coefficient Unobservable Inputs Assets	88.17%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		89.01%
Volatility Of The Stock Price Unobservable Inputs Assets	10.00%
Currency and interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 25,840	₩ 59,531
Valuation techniques	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull and White Model
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Coefficient Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Currency and interest rate | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		0.00%
Correlation Coefficient Unobservable Inputs Assets	48.31%
Volatility Unobservable Inputs Assets	2.67%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		50.48%
Currency and interest rate | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		68.00%
Correlation Coefficient Unobservable Inputs Assets	90.16%
Volatility Unobservable Inputs Assets	81.32%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		90.95%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 1,434,567	₩ 2,419,908
Valuation techniques	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Net Asset Value Method, Market Value Approach, Hull and White Model, and others	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Option Model, Net Asset Value Method, Market Value Approach, One Factor Hull and White Model, and others
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Equity securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	23.36%	22.11%
Discount Rate Unobservable Inputs Assets	8.80%	7.60%
Equity securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	2.00%	2.00%
Volatility Unobservable Inputs Assets	31.65%	24.16%
Discount Rate Unobservable Inputs Assets	18.02%	19.67%
Loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 13,970	₩ 27,983
Valuation techniques	DCF Model	DCF Model
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Loans | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate Unobservable Inputs Assets	2.87%	2.21%
Loans | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate Unobservable Inputs Assets	4.87%	4.21%